Geographic information (Details) (USD $)	3 Months Ended		12 Months Ended				142 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]
Revenue from U.S. product sales	$ 1,842,800	$ 1,493,400	$ 6,179,000	$ 5,583,300
Revenue from non-U.S. product sales	410,300	193,000	1,062,400	318,800
Total revenue from product sales	$ 2,253,129	$ 1,686,392	$ 7,241,392	$ 5,902,120	$ 623,352	$ 660,657	$ 2,432,092